American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
December 31, 2025

High Income Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 94.4%
Aerospace and Defense — 2.2%
ATI, Inc., 5.875%, 12/1/27	325,000	326,645
ATI, Inc., 4.875%, 10/1/29	625,000	625,822
ATI, Inc., 7.25%, 8/15/30	850,000	898,507
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,552,505
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	1,425,000	1,474,653
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	2,350,000	2,454,557
Boeing Co., 6.86%, 5/1/54	1,625,000	1,826,302
Bombardier, Inc., 6.00%, 2/15/28(1)	767,000	769,817
Bombardier, Inc., 7.50%, 2/1/29(1)	1,100,000	1,147,813
Bombardier, Inc., 8.75%, 11/15/30(1)	675,000	730,119
Bombardier, Inc., 7.25%, 7/1/31(1)	1,325,000	1,413,640
Bombardier, Inc., 6.75%, 6/15/33(1)	825,000	873,045
Carpenter Technology Corp., 5.625%, 3/1/34(1)	1,150,000	1,169,521
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 2/15/32(1)	2,800,000	2,834,986
Goat Holdco LLC, 6.75%, 2/1/32(1)	925,000	950,770
OneSky Flight LLC, 8.875%, 12/15/29(1)	1,000,000	1,070,855
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,600,000	1,603,008
TransDigm, Inc., 6.75%, 8/15/28(1)	1,400,000	1,426,412
TransDigm, Inc., 6.375%, 3/1/29(1)	825,000	851,828
TransDigm, Inc., 4.875%, 5/1/29	1,725,000	1,721,993
TransDigm, Inc., 6.875%, 12/15/30(1)	1,875,000	1,963,175
TransDigm, Inc., 7.125%, 12/1/31(1)	225,000	236,750
TransDigm, Inc., 6.625%, 3/1/32(1)	2,975,000	3,098,965
TransDigm, Inc., 6.375%, 5/31/33(1)	8,525,000	8,753,530
TransDigm, Inc., 6.25%, 1/31/34(1)	700,000	726,741
TransDigm, Inc., 6.75%, 1/31/34(1)	1,475,000	1,537,421
		42,039,380
Air Freight and Logistics — 0.1%
Rand Parent LLC, 8.50%, 2/15/30(1)	1,025,000	1,068,622
Automobile Components — 1.5%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	725,000	762,764
Adient Global Holdings Ltd., 7.50%, 2/15/33(1)	350,000	361,484
American Axle & Manufacturing, Inc., 5.00%, 10/1/29	2,961,000	2,854,291
American Axle & Manufacturing, Inc., 6.375%, 10/15/32(1)	550,000	560,411
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)	1,025,000	1,044,617
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	1,625,000	1,700,660
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	1,450,000	1,504,502
Dana, Inc., 4.25%, 9/1/30	400,000	387,586
Dana, Inc., 4.50%, 2/15/32	1,475,000	1,416,985
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28(1)	1,050,000	1,055,646
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	2,400,000	2,080,759
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	625,000	664,731
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	1,400,000	1,384,291
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	2,704,000	2,567,213
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	775,000	738,070
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,838,750
Phinia, Inc., 6.625%, 10/15/32(1)	1,050,000	1,091,170
Tenneco, Inc., 8.00%, 11/17/28(1)	3,500,000	3,513,580

ZF North America Capital, Inc., 6.75%, 4/23/30(1)	700,000	692,196
ZF North America Capital, Inc., 7.50%, 3/24/31(1)	1,875,000	1,896,491
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	1,000,000	978,680
		29,094,877
Automobiles — 0.6%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(1)	800,000	745,197
Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/28(1)	1,300,000	1,304,476
Nissan Motor Acceptance Co. LLC, 5.55%, 9/13/29(1)	325,000	324,231
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	1,575,000	1,576,377
Nissan Motor Co. Ltd., 7.50%, 7/17/30(1)	400,000	420,094
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	2,400,000	2,264,162
Nissan Motor Co. Ltd., 7.75%, 7/17/32(1)	1,250,000	1,328,888
Nissan Motor Co. Ltd., 8.125%, 7/17/35(1)	2,250,000	2,392,925
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 1/15/31(1)	400,000	393,514
Thor Industries, Inc., 4.00%, 10/15/29(1)	575,000	554,531
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	885,000	887,797
		12,192,192
Banks — 1.1%
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(1)	1,225,000	1,251,026
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/1/32(1)	1,275,000	1,302,045
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,896,005
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	250,000	277,447
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,500,000	1,574,067
Freedom Mortgage Holdings LLC, 7.875%, 4/1/33(1)	825,000	854,970
LD Holdings Group LLC, 8.75%, 11/1/27(1)	1,002,000	985,721
LD Holdings Group LLC, 6.125%, 4/1/28(1)	875,000	814,689
PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/1/29(1)	1,223,000	1,270,159
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/29(1)	300,000	289,984
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	900,000	855,306
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	3,750,000	3,486,811
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	1,000,000	1,019,913
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	500,000	503,163
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,950,000	1,938,472
UWM Holdings LLC, 6.625%, 2/1/30(1)	425,000	430,631
UWM Holdings LLC, 6.25%, 3/15/31(1)	825,000	824,081
		20,574,490
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,250,000	1,260,698
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,483,902
		3,744,600
Biotechnology — 0.2%
AbbVie, Inc., 5.60%, 3/15/55	303,000	303,904
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	1,400,000	1,435,758
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	2,200,000	2,312,754
		4,052,416
Broadline Retail — 0.5%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,375,000	1,379,826
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	227,171
Macy's Retail Holdings LLC, 6.375%, 3/15/37	900,000	855,676
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,175,000	1,786,434
Macy's Retail Holdings LLC, 4.30%, 2/15/43	75,000	53,913
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,350,000	1,302,107
QVC, Inc., 6.875%, 4/15/29(1)	491,000	215,021
Rakuten Group, Inc., 11.25%, 2/15/27(1)	600,000	642,060
Rakuten Group, Inc., 9.75%, 4/15/29(1)	2,575,000	2,882,353

Saks Global Enterprises LLC, 11.00%, 12/15/29(1)(2)(3)	2,100,900	147,063
SGUS LLC, 11.00%, 12/15/29(1)(2)(3)	921,632	345,612
		9,837,236
Building Products — 2.3%
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,975,000	1,929,660
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	737,681
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,950,000	1,945,760
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	5,350,000	5,098,878
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,400,000	3,525,393
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	5,525,000	5,719,380
Builders FirstSource, Inc., 6.75%, 5/15/35(1)	2,000,000	2,093,529
Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(1)	825,000	639,982
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	725,000	367,168
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	875,000	648,218
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	1,575,000	1,632,825
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	1,375,000	1,433,798
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31(1)	525,000	553,787
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,957,340
JELD-WEN, Inc., 7.00%, 9/1/32(1)	550,000	378,411
JH North America Holdings, Inc., 5.875%, 1/31/31(1)	700,000	715,452
JH North America Holdings, Inc., 6.125%, 7/31/32(1)	1,050,000	1,078,457
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	1,250,000	1,282,269
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	675,000	655,500
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	2,050,000	2,112,004
Standard Building Solutions, Inc., 6.25%, 8/1/33(1)	1,675,000	1,712,021
Standard Building Solutions, Inc., 5.875%, 3/15/34(1)	2,350,000	2,358,338
Standard Industries, Inc., 4.75%, 1/15/28(1)	300,000	299,549
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,050,000	1,979,040
Standard Industries, Inc., 3.375%, 1/15/31(1)	650,000	597,552
Wilsonart LLC, 11.00%, 8/15/32(1)	1,125,000	1,006,405
		43,458,397
Capital Markets — 2.0%
AG Issuer LLC, 6.25%, 3/1/28(1)	900,000	907,054
Coinbase Global, Inc., 3.375%, 10/1/28(1)	7,075,000	6,745,474
Coinbase Global, Inc., 3.625%, 10/1/31(1)	6,221,000	5,551,530
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,209,510	1,122,893
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	849,230	765,534
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	769,000	770,612
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	4,592,000	4,532,328
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	1,917,000	1,913,530
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	454,929
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	1,900,000	1,901,035
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 6/15/30	1,300,000	1,243,739
Iliad Holding SAS, 7.00%, 10/15/28(1)	400,000	405,320
Iliad Holding SAS, 8.50%, 4/15/31(1)	750,000	807,674
Iliad Holding SAS, 7.00%, 4/15/32(1)	600,000	619,142
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	1,575,000	1,557,730
Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31(1)	400,000	420,540
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	2,300,000	2,341,929
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33(1)	1,650,000	1,723,353
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	2,050,000	2,021,149
LCM Investments Holdings II LLC, 8.25%, 8/1/31(1)	800,000	846,639
Osaic Holdings, Inc., 6.75%, 8/1/32(1)	550,000	574,849
Osaic Holdings, Inc., 8.00%, 8/1/33(1)	700,000	731,837
		37,958,820

Chemicals — 3.1%
Avient Corp., 7.125%, 8/1/30(1)	1,600,000	1,653,334
Avient Corp., 6.25%, 11/1/31(1)	900,000	925,620
Calderys Financing II LLC, 11.75% Cash or 12.50% PIK, 6/1/28(1)	637,500	663,797
Celanese U.S. Holdings LLC, 6.83%, 7/15/29	800,000	839,901
Celanese U.S. Holdings LLC, 6.50%, 4/15/30	250,000	251,456
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	825,000	869,960
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	975,000	998,842
Celanese U.S. Holdings LLC, 6.88%, 7/15/32	3,896,000	4,057,369
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	4,575,000	4,837,107
Celanese U.S. Holdings LLC, 7.375%, 2/15/34	775,000	787,885
Chemours Co., 5.375%, 5/15/27	1,625,000	1,632,594
Chemours Co., 5.75%, 11/15/28(1)	2,540,000	2,472,284
Chemours Co., 4.625%, 11/15/29(1)	1,800,000	1,629,304
Chemours Co., 8.00%, 1/15/33(1)	1,425,000	1,381,050
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	550,000	533,597
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	407,031
FMC Corp., 3.45%, 10/1/29	975,000	865,381
FMC Corp., 5.65%, 5/18/33	975,000	855,065
FMC Corp., 6.375%, 5/18/53	700,000	520,994
FMC Corp., VRN, 8.45%, 11/1/55	900,000	713,098
FXI Holdings, Inc., 11.00%, 11/15/30(1)	2,863,168	2,576,851
FXI Holdings, Inc., 16.00% PIK, 11/15/29(1)	1,711,864	975,762
Herens Holdco SARL, 4.75%, 5/15/28(1)	1,000,000	873,248
Innophos Holdings, Inc., 11.50%, 6/15/29(1)	2,075,000	1,970,173
Mativ Holdings, Inc., 8.00%, 10/1/29(1)	800,000	809,020
Methanex Corp., 5.125%, 10/15/27	750,000	754,716
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	350,000	360,603
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	800,000	807,562
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	2,025,000	2,119,760
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	675,000	660,663
NOVA Chemicals Corp., 9.00%, 2/15/30(1)	1,800,000	1,924,227
NOVA Chemicals Corp., 7.00%, 12/1/31(1)	1,200,000	1,282,061
Olin Corp., 5.625%, 8/1/29	1,775,000	1,785,817
Olin Corp., 6.625%, 4/1/33(1)	1,625,000	1,614,793
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	500,000	485,733
Olympus Water U.S. Holding Corp., 6.25%, 10/1/29(1)	2,850,000	2,775,850
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	850,000	853,262
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	1,850,000	1,859,518
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,150,000	2,025,607
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	650,000	656,119
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 5.13% Cash plus 2.50% PIK, 5/3/29(1)	1,787,958	160,916
Tronox, Inc., 4.625%, 3/15/29(1)	2,175,000	1,524,493
Tronox, Inc., 9.125%, 9/30/30(1)	200,000	199,851
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	545,000	544,000
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	2,350,000	2,246,073
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	600,000	616,688
WR Grace Holdings LLC, 6.625%, 8/15/32(1)	375,000	380,059
		59,739,094
Commercial Services and Supplies — 2.9%
ADT Security Corp., 4.125%, 8/1/29(1)	2,175,000	2,126,273
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	824,230
ADT Security Corp., 5.875%, 10/15/33(1)	1,575,000	1,596,126
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	4,075,000	4,296,980
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	7,672,000	7,598,905

Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)	350,000	364,613
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,400,000	1,381,678
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,100,000	1,083,089
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	1,300,000	1,328,223
Brink's Co., 6.50%, 6/15/29(1)	1,550,000	1,605,909
Brink's Co., 6.75%, 6/15/32(1)	750,000	785,168
Champions Financing, Inc., 8.75%, 2/15/29(1)	275,000	271,322
Clean Harbors, Inc., 6.375%, 2/1/31(1)	350,000	360,851
Clean Harbors, Inc., 5.75%, 10/15/33(1)	775,000	796,567
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	564,491
Garda World Security Corp., 6.00%, 6/1/29(1)	3,525,000	3,460,094
Garda World Security Corp., 6.50%, 1/15/31(1)	500,000	511,936
Garda World Security Corp., 8.25%, 8/1/32(1)	700,000	714,234
GEO Group, Inc., 8.625%, 4/15/29	1,400,000	1,473,476
GEO Group, Inc., 10.25%, 4/15/31	1,950,000	2,135,588
GFL Environmental, Inc., 6.75%, 1/15/31(1)	800,000	840,338
GrafTech Global Enterprises, Inc., 9.875%, 12/23/29(1)	1,225,000	1,071,875
Hightower Holding LLC, 9.125%, 1/31/30(1)	700,000	744,995
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	1,174,000	1,163,286
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	4,400,000	4,410,180
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	3,825,000	3,945,032
Reworld Holding Corp., 5.00%, 9/1/30	950,000	884,379
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	1,825,000	1,887,497
RR Donnelley & Sons Co., 10.875%, 8/1/29(1)	1,000,000	1,023,443
RRD Intermediate Holdings, Inc., 11.00% Cash or 12.00% PIK, 12/1/30(1)	1,460,396	1,524,559
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	1,375,000	1,418,746
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	1,050,000	1,050,397
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	1,550,000	1,606,835
Williams Scotsman, Inc., 6.625%, 4/15/30(1)	575,000	596,335
		55,447,650
Communications Equipment — 0.5%
CommScope LLC, 8.25%, 3/1/27(1)	2,525,000	2,546,389
CommScope LLC, 7.125%, 7/1/28(1)	1,400,000	1,408,473
CommScope LLC, 4.75%, 9/1/29(1)	761,000	760,525
CommScope Technologies LLC, 5.00%, 3/15/27(1)	2,160,000	2,156,625
Nokia of America Corp., 6.45%, 3/15/29	1,383,000	1,379,637
Viasat, Inc., 6.50%, 7/15/28(1)	575,000	559,657
Viasat, Inc., 7.50%, 5/30/31(1)	675,000	642,631
		9,453,937
Construction and Engineering — 0.6%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,625,000	1,595,575
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	775,000	791,530
Howard Midstream Energy Partners LLC, 7.375%, 7/15/32(1)	1,750,000	1,847,710
Howard Midstream Energy Partners LLC, 6.625%, 1/15/34(1)	1,250,000	1,284,756
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,075,000	1,077,669
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,100,000	2,127,027
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/28(1)	1,675,000	1,653,200
		10,377,467
Construction Materials — 0.5%
Knife River Corp., 7.75%, 5/1/31(1)	600,000	631,138
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	2,950,000	3,072,529
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	1,425,000	1,489,098
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	3,242,389
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	600,000	642,221
		9,077,375

Consumer Finance — 3.4%
Ally Financial, Inc., 6.70%, 2/14/33	1,075,000	1,124,602
Avation Group S Pte. Ltd., 8.50%, 5/15/31(1)	2,400,000	2,366,665
Azorra Finance Ltd., 7.75%, 4/15/30(1)	1,575,000	1,669,160
Azorra Finance Ltd., 7.25%, 1/15/31(1)	1,275,000	1,341,029
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	700,000	727,989
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	400,000	422,000
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	200,000	215,235
FirstCash, Inc., 4.625%, 9/1/28(1)	1,225,000	1,222,527
FirstCash, Inc., 5.625%, 1/1/30(1)	575,000	579,662
FirstCash, Inc., 6.875%, 3/1/32(1)	950,000	989,379
GGAM Finance Ltd., 6.875%, 4/15/29(1)	575,000	597,820
GGAM Finance Ltd., 5.875%, 3/15/30(1)	1,325,000	1,347,909
goeasy Ltd., 9.25%, 12/1/28(1)	400,000	411,605
goeasy Ltd., 7.625%, 7/1/29(1)	1,225,000	1,212,339
goeasy Ltd., 6.875%, 5/15/30(1)	1,300,000	1,242,125
goeasy Ltd., 6.875%, 2/15/31(1)	700,000	655,284
LFS Topco LLC, 8.75%, 7/15/30(1)	3,150,000	3,173,083
Navient Corp., 6.75%, 6/15/26	498,000	505,004
Navient Corp., 4.875%, 3/15/28	375,000	371,093
Navient Corp., 5.50%, 3/15/29	2,825,000	2,806,457
Navient Corp., 9.375%, 7/25/30	1,725,000	1,918,494
Navient Corp., 11.50%, 3/15/31	1,175,000	1,316,960
OneMain Finance Corp., 6.625%, 1/15/28	2,290,000	2,357,761
OneMain Finance Corp., 3.875%, 9/15/28	400,000	390,125
OneMain Finance Corp., 5.375%, 11/15/29	750,000	750,912
OneMain Finance Corp., 7.875%, 3/15/30	3,550,000	3,755,818
OneMain Finance Corp., 6.125%, 5/15/30	1,650,000	1,686,188
OneMain Finance Corp., 4.00%, 9/15/30	825,000	776,387
OneMain Finance Corp., 7.50%, 5/15/31	1,925,000	2,026,793
OneMain Finance Corp., 7.125%, 11/15/31	1,963,000	2,050,506
OneMain Finance Corp., 6.75%, 3/15/32	3,075,000	3,161,607
OneMain Finance Corp., 7.125%, 9/15/32	1,000,000	1,040,170
OneMain Finance Corp., 6.50%, 3/15/33	1,875,000	1,897,736
OneMain Finance Corp., 6.75%, 9/15/33	2,050,000	2,078,451
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,538,267
PRA Group, Inc., 8.875%, 1/31/30(1)	1,025,000	1,064,678
Rfna LP, 7.875%, 2/15/30(1)	2,700,000	2,758,194
SLM Corp., 3.125%, 11/2/26	2,225,000	2,188,560
SLM Corp., 6.50%, 1/31/30	325,000	336,881
Synchrony Financial, 7.25%, 2/2/33	1,125,000	1,209,425
TrueNoord Capital DAC, 8.75%, 3/1/30(1)	1,325,000	1,405,519
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	3,275,000	3,301,564
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(1)	975,000	1,012,007
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	1,875,000	1,785,766
		64,789,736
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	1,000,000	999,962
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	750,000	755,432
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	2,225,000	2,280,838
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	325,000	312,548
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	2,325,000	2,308,516
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	775,000	784,140
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 3/15/33(1)	550,000	566,025
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34(1)	1,275,000	1,281,751

Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,950,000	1,852,006
Kroger Co., 5.00%, 9/15/34	900,000	905,318
Kroger Co., 5.50%, 9/15/54	900,000	857,990
Kroger Co., 5.65%, 9/15/64	1,175,000	1,121,777
United Natural Foods, Inc., 6.75%, 10/15/28(1)	700,000	704,018
		14,730,321
Containers and Packaging — 1.4%
Ardagh Group SA, 9.50%, 12/1/30(1)	1,030,000	1,118,119
Ardagh Group SA, 5.50% Cash plus 6.50% PIK, 12/1/30(1)	800,000	734,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 9/1/28(1)	1,400,000	1,349,758
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, 1/30/31(1)	600,000	614,034
Ball Corp., 3.125%, 9/15/31	750,000	691,691
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(1)	500,000	513,125
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	675,000	686,748
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	2,650,000	2,726,703
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/30(1)	500,000	496,518
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/30(1)	425,000	410,125
OI European Group BV, 4.75%, 2/15/30(1)	2,550,000	2,469,783
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	2,906,000	2,918,455
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	1,775,000	1,814,098
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	1,100,000	1,117,339
Sealed Air Corp., 4.00%, 12/1/27(1)	689,000	686,007
Sealed Air Corp., 5.00%, 4/15/29(1)	1,900,000	1,916,883
Sealed Air Corp., 6.50%, 7/15/32(1)	475,000	493,935
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	725,000	755,879
TriMas Corp., 4.125%, 4/15/29(1)	1,275,000	1,240,969
Trivium Packaging Finance BV, 8.25%, 7/15/30(1)	1,710,000	1,834,404
Trivium Packaging Finance BV, 12.25%, 1/15/31(1)	2,250,000	2,443,267
		27,031,840
Distributors — 0.2%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	650,000	651,363
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,475,000	1,447,561
Performance Food Group, Inc., 6.125%, 9/15/32(1)	1,200,000	1,238,590
RB Global Holdings, Inc., 7.75%, 3/15/31(1)	775,000	811,204
		4,148,718
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,408,000	1,409,795
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,250,000	1,208,556
Matthews International Corp., 8.625%, 10/1/27(1)	1,025,000	1,060,507
Service Corp. International, 5.125%, 6/1/29	75,000	75,559
Service Corp. International, 4.00%, 5/15/31	2,825,000	2,702,050
Service Corp. International, 5.75%, 10/15/32	1,600,000	1,630,384
		8,086,851
Diversified REITs — 2.1%
Brandywine Operating Partnership LP, 6.125%, 1/15/31	650,000	632,519
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	5,950,000	5,683,797
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	3,875,000	3,755,772
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	1,550,000	1,299,837
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	1,045,000	760,668
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	2,500,000	2,671,696
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	1,050,000	1,051,532
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	1,550,000	1,514,750
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	1,125,000	1,158,817
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)	750,000	770,428
Prologis LP, 5.25%, 6/15/53	663,000	632,662

Prologis LP, 5.25%, 3/15/54	475,000	451,661
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28(1)	375,000	386,948
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29(1)	950,000	941,346
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	1,625,000	1,686,377
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 6/15/33(1)	725,000	756,586
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	600,000	598,512
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	2,675,000	2,539,401
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30(1)	3,169,000	2,950,775
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	1,250,000	1,244,609
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29(1)	2,750,000	2,643,759
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32(1)	3,975,000	3,918,718
XHR LP, 4.875%, 6/1/29(1)	1,075,000	1,060,721
XHR LP, 6.625%, 5/15/30(1)	750,000	775,001
		39,886,892
Diversified Telecommunication Services — 3.5%
Altice France SA, 9.50%, 11/1/29(1)	3,177,825	3,283,011
Altice France SA, 6.875%, 10/15/30(1)	1,582,160	1,535,988
Altice France SA, 6.50%, 10/15/31(1)	1,322,392	1,256,796
Altice France SA, 6.50%, 4/15/32(1)	3,460,582	3,319,691
Altice France SA, 6.875%, 7/15/32(1)	3,773,490	3,621,039
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	3,125,000	3,067,736
AT&T, Inc., 3.55%, 9/15/55	1,025,000	683,031
Cipher Compute LLC, 7.125%, 11/15/30(1)	2,000,000	2,039,466
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 6/15/27(1)	875,000	878,550
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 6/15/27(1)	775,000	777,256
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	2,000,000	2,123,978
Embarq LLC, 8.00%, 6/1/36	1,740,000	722,030
Fibercop SpA, 6.375%, 11/15/33(1)	1,262,000	1,253,718
Fibercop SpA, 6.00%, 9/30/34(1)	1,709,000	1,627,557
Flash Compute LLC, 7.25%, 12/31/30(1)	1,425,000	1,413,618
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	2,150,000	2,155,783
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	2,900,000	2,923,831
Frontier Communications Holdings LLC, 5.875%, 11/1/29	2,135,398	2,163,076
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	1,950,000	1,984,677
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	525,000	548,775
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	1,150,000	1,213,840
Frontier North, Inc., 6.73%, 2/15/28	700,000	724,500
Hughes Satellite Systems Corp., 6.625%, 8/1/26	775,000	708,538
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,325,000	1,272,000
Level 3 Financing, Inc., 3.625%, 1/15/29(1)	50,000	46,396
Level 3 Financing, Inc., 4.875%, 6/15/29(1)	1,900,000	1,854,875
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	1,100,000	1,005,686
Level 3 Financing, Inc., 6.875%, 6/30/33(1)	575,000	588,856
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	1,800,000	1,856,470
Lumen Technologies, Inc., 6.875%, 1/15/28	425,000	432,782
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	1,750,000	1,628,436
Lumen Technologies, Inc., 4.125%, 4/15/29(1)	1,025,403	1,020,276
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	1,150,000	1,087,285
Lumen Technologies, Inc., 4.125%, 4/15/30(1)	328,001	327,322
Lumen Technologies, Inc., 10.00%, 10/15/32(1)	125,000	125,781
Sable International Finance Ltd., 7.125%, 10/15/32(1)	1,200,000	1,217,174
Telesat Canada/Telesat LLC, 5.625%, 12/6/26(1)	1,550,000	1,238,915
Telesat Canada/Telesat LLC, 4.875%, 6/1/27(1)	500,000	387,450
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(1)	800,000	372,000
Windstream Services LLC, 7.50%, 10/15/33(1)	200,000	205,192

Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	4,425,000	4,649,390
WULF Compute LLC, 7.75%, 10/15/30(1)	3,725,000	3,840,506
Zayo Group Holdings, Inc., 5.75% Cash plus 0.50% PIK, 3/9/30(1)	2,952,705	2,807,875
Zayo Group Holdings, Inc., 7.125% Cash plus 1.875% PIK, 9/9/30(1)	726,678	667,628
		66,658,780
Electric Utilities — 3.0%
Alpha Generation LLC, 6.75%, 10/15/32(1)	2,625,000	2,718,804
Alpha Generation LLC, 6.25%, 1/15/34(1)	575,000	581,234
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	800,000	860,670
American Electric Power Co., Inc., VRN, 7.05%, 12/15/54	875,000	919,901
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	1,350,000	1,355,149
ContourGlobal Power Holdings SA, 6.75%, 2/28/30(1)	1,600,000	1,651,776
Edison International, VRN, 7.875%, 6/15/54	1,025,000	1,076,713
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	575,000	583,282
NRG Energy, Inc., 5.75%, 1/15/28	175,000	175,759
NRG Energy, Inc., 5.25%, 6/15/29(1)	1,767,000	1,778,570
NRG Energy, Inc., 5.75%, 7/15/29(1)	3,420,000	3,420,358
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,060,000	991,156
NRG Energy, Inc., 3.875%, 2/15/32(1)	650,000	610,402
NRG Energy, Inc., 6.00%, 2/1/33(1)	3,425,000	3,499,610
NRG Energy, Inc., 7.00%, 3/15/33(1)	850,000	942,573
NRG Energy, Inc., 5.75%, 1/15/34(1)	3,350,000	3,385,828
NRG Energy, Inc., 6.25%, 11/1/34(1)	1,300,000	1,336,342
NRG Energy, Inc., 6.00%, 1/15/36(1)	4,475,000	4,536,613
PG&E Corp., 5.00%, 7/1/28	2,250,000	2,250,676
PG&E Corp., VRN, 7.375%, 3/15/55	3,250,000	3,386,812
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	2,175,000	2,303,813
Talen Energy Supply LLC, 6.25%, 2/1/34(1)	3,775,000	3,851,949
Talen Energy Supply LLC, 6.50%, 2/1/36(1)	1,625,000	1,681,411
TXNM Energy, Inc., VRN, 7.00%, 7/31/56(1)	175,000	174,527
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	4,858,000	4,862,394
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	850,000	854,973
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	2,925,000	3,099,468
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	2,750,000	2,898,198
VoltaGrid LLC, 7.375%, 11/1/30(1)	285,000	282,501
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	425,000	447,397
		56,518,859
Electrical Equipment — 0.0%
Atkore, Inc., 4.25%, 6/1/31(1)	625,000	600,348
Electronic Equipment, Instruments and Components — 1.2%
Coherent Corp., 5.00%, 12/15/29(1)	3,700,000	3,690,626
EquipmentShare.com, Inc., 9.00%, 5/15/28(1)	300,000	312,129
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,000,000	2,115,044
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	1,471,000	1,549,668
Imola Merger Corp., 4.75%, 5/15/29(1)	7,065,000	6,979,229
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	700,000	720,171
Sensata Technologies BV, 4.00%, 4/15/29(1)	2,008,000	1,967,545
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,000,000	1,016,198
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	375,000	352,146
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	600,000	628,738
TTM Technologies, Inc., 4.00%, 3/1/29(1)	1,675,000	1,642,298
Zebra Technologies Corp., 6.50%, 6/1/32(1)	1,325,000	1,373,355
		22,347,147

Energy Equipment and Services — 2.2%

Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,425,000	2,441,197
Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32(1)	100,000	103,202
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(1)	1,835,366	1,847,033
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30(1)	902,913	901,299
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,250,000	1,252,676
Enerflex, Inc., 6.875%, 1/15/31(1)	1,000,000	1,022,942
Global Marine, Inc., 7.00%, 6/1/28	2,625,000	2,569,219
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	1,300,000	1,374,841
Kodiak Gas Services LLC, 7.25%, 2/15/29(1)	1,275,000	1,327,207
Kodiak Gas Services LLC, 6.50%, 10/1/33(1)	400,000	408,693
Nabors Industries Ltd., 7.50%, 1/15/28(1)	3,250,000	3,251,526
Nabors Industries, Inc., 9.125%, 1/31/30(1)	221,000	231,884
Nabors Industries, Inc., 8.875%, 8/15/31(1)	481,000	466,944
Nine Energy Service, Inc., 13.00%, 2/1/28(2)	1,725,000	526,047
Noble Finance II LLC, 8.00%, 4/15/30(1)	2,425,000	2,520,942
Precision Drilling Corp., 6.875%, 1/15/29(1)	1,700,000	1,720,371
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	550,000	572,360
SESI LLC, 7.875%, 9/30/30(1)	550,000	541,808
Star Holding LLC, 8.75%, 8/1/31(1)	1,000,000	964,110
Transocean Aquila Ltd., 8.00%, 9/30/28(1)	650,769	669,593
Transocean International Ltd., 8.25%, 5/15/29(1)	975,000	983,316
Transocean International Ltd., 8.75%, 2/15/30(1)	449,062	469,445
Transocean International Ltd., 7.50%, 4/15/31	1,875,000	1,779,202
Transocean International Ltd., 8.50%, 5/15/31(1)	1,200,000	1,189,429
Transocean International Ltd., 7.875%, 10/15/32(1)	525,000	550,796
Transocean International Ltd., 6.80%, 3/15/38	5,175,000	4,453,947
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	809,524	827,323
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	2,000,000	2,071,163
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/1/33(1)	1,875,000	1,898,381
Valaris Ltd., 8.375%, 4/30/30(1)	2,275,000	2,368,455
WBI Operating LLC, 6.25%, 10/15/30(1)	400,000	402,684
Weatherford International Ltd., 6.75%, 10/15/33(1)	450,000	461,089
		42,169,124
Entertainment — 1.1%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	400,000	176,000
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	2,769,000	2,424,924
Cinemark USA, Inc., 5.25%, 7/15/28(1)	875,000	875,507
Cinemark USA, Inc., 7.00%, 8/1/32(1)	875,000	908,606
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	2,475,000	2,481,687
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	925,000	911,679
Muvico LLC, 9.00% Cash plus 6.00% PIK, 2/19/29(1)	3,121,675	3,388,261
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,025,000	1,817,696
Starz Capital Holdings LLC, 5.50%, 4/15/29(1)	250,000	202,248
Warnermedia Holdings, Inc., 4.05%, 3/15/29	1,475,000	1,435,013
Warnermedia Holdings, Inc., 4.05%, 3/15/29	175,000	162,768
Warnermedia Holdings, Inc., 5.05%, 3/15/42	6,550,000	4,625,937
Warnermedia Holdings, Inc., 5.14%, 3/15/52	989,000	654,075
		20,064,401
Financial Services — 2.7%
Block, Inc., 5.625%, 8/15/30(1)	1,400,000	1,429,193
Block, Inc., 6.50%, 5/15/32	450,000	468,232
Block, Inc., 6.00%, 8/15/33(1)	2,050,000	2,105,696
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	3,925,000	4,173,747
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	200,000	199,068
Burford Capital Global Finance LLC, 7.50%, 7/15/33(1)	675,000	644,970

ION Platform Finance U.S., Inc., 7.875%, 9/30/32(1)	800,000	760,086
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 4.625%, 5/1/28(1)	500,000	464,811
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 5.00%, 5/1/28(1)	675,000	629,536
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 8.75%, 5/1/29(1)	885,000	897,484
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 5/30/29(1)	600,000	608,216
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	2,350,000	2,264,318
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	1,479,000	1,480,154
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	1,975,000	2,083,374
Jefferson Capital Holdings LLC, 8.25%, 5/15/30(1)	2,525,000	2,657,479
Kinetik Holdings LP, 6.625%, 12/15/28(1)	675,000	695,447
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,000,000	1,009,570
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,198,673
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	563,391
Mobius Merger Sub, Inc., 9.00%, 6/1/30(1)	250,000	175,253
NCR Atleos Corp., 9.50%, 4/1/29(1)	2,550,000	2,769,188
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	1,050,000	966,887
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	2,160,454
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	1,775,000	1,889,812
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	800,000	844,067
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,285,827
PennyMac Financial Services, Inc., 6.875%, 5/15/32(1)	1,325,000	1,387,864
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	1,802,000	1,882,464
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	1,850,000	1,913,616
Rocket Cos., Inc., 6.50%, 8/1/29(1)	950,000	981,006
Rocket Cos., Inc., 7.125%, 2/1/32(1)	775,000	815,663
Rocket Cos., Inc., 6.375%, 8/1/33(1)	5,244,000	5,474,049
Sabre GLBL, Inc., 11.125%, 7/15/30(1)	675,000	560,466
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	575,000	594,025
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	1,625,000	1,673,685
Walker & Dunlop, Inc., 6.625%, 4/1/33(1)	550,000	566,915
WEX, Inc., 6.50%, 3/15/33(1)	1,500,000	1,541,634
		51,816,320
Food Products — 1.2%
B&G Foods, Inc., 8.00%, 9/15/28(1)	1,100,000	1,083,632
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	550,000	511,857
Chobani Holdco II LLC, 9.50% PIK, 10/1/29(1)	491,152	525,482
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	800,000	835,498
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	900,000	902,418
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,450,000	1,474,521
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	1,175,000	1,234,356
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 4/15/29(1)	819,000	885,368
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	675,000	634,850
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	3,425,000	3,599,500
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	1,375,000	1,331,303
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,382,781
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	341,103
Post Holdings, Inc., 4.50%, 9/15/31(1)	475,000	450,733
Post Holdings, Inc., 6.25%, 2/15/32(1)	600,000	617,235
Post Holdings, Inc., 6.375%, 3/1/33(1)	875,000	884,607
Post Holdings, Inc., 6.50%, 3/15/36(1)	1,275,000	1,277,788
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	1,575,000	1,519,064
U.S. Foods, Inc., 6.875%, 9/15/28(1)	1,025,000	1,061,621
U.S. Foods, Inc., 7.25%, 1/15/32(1)	850,000	894,518
U.S. Foods, Inc., 5.75%, 4/15/33(1)	825,000	841,099
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	1,275,000	1,282,283

		23,571,617
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	2,226,000	2,240,008
Excelerate Energy LP, 8.00%, 5/15/30(1)	1,900,000	2,014,490
		4,254,498
Ground Transportation — 1.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 5/21/30(1)	2,900,000	3,038,491
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	650,000	653,564
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,425,000	1,394,714
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	850,000	829,987
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	1,600,000	1,653,226
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	1,850,000	1,910,131
Hertz Corp., 4.625%, 12/1/26(1)	450,000	431,398
Hertz Corp., 12.625%, 7/15/29(1)	1,100,000	1,110,241
Hertz Corp., 5.00%, 12/1/29(1)	525,000	358,995
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,550,000	1,528,078
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(1)	500,000	519,611
United Rentals North America, Inc., 4.875%, 1/15/28	325,000	325,225
United Rentals North America, Inc., 4.00%, 7/15/30	2,825,000	2,740,302
United Rentals North America, Inc., 3.875%, 2/15/31	800,000	763,652
United Rentals North America, Inc., 3.75%, 1/15/32	1,150,000	1,082,184
United Rentals North America, Inc., 6.125%, 3/15/34(1)	1,500,000	1,564,384
Vortex Opco LLC, 8.00%, 4/30/30(1)(2)(3)	1,222,650	18,340
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	2,325,000	2,436,291
XPO, Inc., 6.25%, 6/1/28(1)	725,000	740,592
XPO, Inc., 7.125%, 6/1/31(1)	375,000	392,535
XPO, Inc., 7.125%, 2/1/32(1)	1,500,000	1,583,202
		25,075,143
Health Care Equipment and Supplies — 0.7%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	2,850,000	2,836,738
Avantor Funding, Inc., 3.875%, 11/1/29(1)	2,050,000	1,969,456
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	2,200,000	2,299,000
Insulet Corp., 6.50%, 4/1/33(1)	1,200,000	1,255,460
Medline Borrower LP, 5.25%, 10/1/29(1)	3,052,000	3,070,300
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,150,000	1,190,263
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	1,425,000	1,496,352
		14,117,569
Health Care Providers and Services — 3.4%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,300,000	1,294,093
Accendra Health, Inc., 4.50%, 3/31/29(1)	1,475,000	1,002,408
Accendra Health, Inc., 6.625%, 4/1/30(1)	300,000	191,715
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	950,000	946,391
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,225,000	1,229,422
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	2,435,000	2,169,463
CHS/Community Health Systems, Inc., 6.125%, 4/1/30(1)	1,875,000	1,504,019
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	2,250,000	2,117,234
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	1,728,000	1,540,616
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	2,160,000	2,360,210
CHS/Community Health Systems, Inc., 9.75%, 1/15/34(1)	2,500,000	2,628,947
CVS Health Corp., VRN, 6.75%, 12/10/54	600,000	626,952
CVS Health Corp., VRN, 7.00%, 3/10/55	2,100,000	2,204,366
DaVita, Inc., 4.625%, 6/1/30(1)	3,200,000	3,113,808
DaVita, Inc., 6.875%, 9/1/32(1)	150,000	156,235
DaVita, Inc., 6.75%, 7/15/33(1)	875,000	907,964
Encompass Health Corp., 4.75%, 2/1/30	1,890,000	1,885,239

Global Medical Response, Inc., 7.375%, 10/1/32(1)	400,000	416,552
IQVIA, Inc., 6.50%, 5/15/30(1)	775,000	804,590
IQVIA, Inc., 6.25%, 6/1/32(1)	1,125,000	1,176,939
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,175,000	1,157,889
LifePoint Health, Inc., 11.00%, 10/15/30(1)	1,175,000	1,290,015
LifePoint Health, Inc., 8.375%, 2/15/32(1)	850,000	923,341
LifePoint Health, Inc., 10.00%, 6/1/32(1)	1,575,000	1,674,751
ModivCare, Inc., 5.00%, 10/1/29(1)(2)(3)	1,027,000	10,013
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	1,478,000	1,454,597
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	925,000	859,178
Molina Healthcare, Inc., 6.50%, 2/15/31(1)	800,000	822,624
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	325,000	295,787
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	925,000	943,814
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(1)	1,401,284	1,230,748
MPH Acquisition Holdings LLC, 6.00% Cash plus 0.75% PIK, 3/31/31(1)	1,030,784	890,329
MPH Acquisition Holdings LLC, 6.50% Cash plus 5.00% PIK, 12/31/30(1)	1,576,818	1,669,046
Radiology Partners, Inc., 8.50%, 7/15/32(1)	600,000	627,533
Select Medical Corp., 6.25%, 12/1/32(1)	1,275,000	1,247,570
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	1,775,000	1,797,575
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	450,000	456,239
Tenet Healthcare Corp., 5.125%, 11/1/27	3,550,000	3,570,081
Tenet Healthcare Corp., 4.625%, 6/15/28	504,000	506,806
Tenet Healthcare Corp., 6.125%, 10/1/28	3,203,000	3,219,278
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150,000	2,119,761
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	417,352
Tenet Healthcare Corp., 6.125%, 6/15/30	3,600,000	3,688,356
Tenet Healthcare Corp., 6.75%, 5/15/31	1,775,000	1,847,862
Tenet Healthcare Corp., 5.50%, 11/15/32(1)	1,775,000	1,800,482
Tenet Healthcare Corp., 6.00%, 11/15/33(1)	600,000	618,131
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	1,750,000	1,765,163
		65,181,484
Health Care REITs — 0.0%
Diversified Healthcare Trust, 7.25%, 10/15/30(1)	350,000	358,308
Health Care Technology — 0.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	7,582,000	7,565,627
Hotel & Resort REITs — 0.2%
Service Properties Trust, 4.95%, 2/15/27	475,000	477,410
Service Properties Trust, 0.00%, 9/30/27(1)(4)	225,000	203,405
Service Properties Trust, 5.50%, 12/15/27	550,000	543,483
Service Properties Trust, 8.375%, 6/15/29	225,000	226,396
Service Properties Trust, 4.95%, 10/1/29	1,250,000	1,090,451
Service Properties Trust, 4.375%, 2/15/30	600,000	508,896
		3,050,041
Hotels, Restaurants and Leisure — 6.7%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	675,000	673,188
1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29(1)	1,250,000	1,284,589
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	6,350,000	6,054,942
Affinity Interactive, 6.875%, 12/15/27(1)	1,850,000	1,097,605
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.50%, 7/1/32(1)	1,425,000	1,363,347
Boyd Gaming Corp., 4.75%, 12/1/27	575,000	574,592
Boyd Gaming Corp., 4.75%, 6/15/31(1)	3,271,000	3,198,147
Boyne USA, Inc., 4.75%, 5/15/29(1)	575,000	567,517
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	2,476,000	2,376,697
Caesars Entertainment, Inc., 6.00%, 10/15/32(1)	500,000	486,604
Carnival Corp., 6.65%, 1/15/28	975,000	1,014,277

Carnival Corp., 5.125%, 5/1/29(1)	1,075,000	1,087,459
Carnival Corp., 7.00%, 8/15/29(1)	725,000	761,326
Carnival Corp., 5.875%, 6/15/31(1)	1,850,000	1,912,278
Carnival Corp., 5.75%, 8/1/32(1)	3,700,000	3,801,865
Carnival Corp., 6.125%, 2/15/33(1)	2,825,000	2,918,550
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,725,000	1,731,330
Churchill Downs, Inc., 4.75%, 1/15/28(1)	350,000	350,031
Churchill Downs, Inc., 5.75%, 4/1/30(1)	1,260,000	1,273,008
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,500,000	2,378,750
Full House Resorts, Inc., 8.25%, 2/15/28(1)	2,225,000	1,941,312
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)(2)(3)	2,650,000	1,351,180
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	525,000	511,789
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	4,775,000	4,574,974
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/33(1)	1,875,000	1,936,155
Hilton Domestic Operating Co., Inc., 5.75%, 9/15/33(1)	1,450,000	1,484,684
Hilton Domestic Operating Co., Inc., 5.50%, 3/31/34(1)	1,025,000	1,032,557
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)	2,250,000	2,186,973
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	2,650,000	2,476,016
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	2,325,000	2,285,998
Life Time, Inc., 6.00%, 11/15/31(1)	2,850,000	2,921,638
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	625,000	642,245
Light & Wonder International, Inc., 6.25%, 10/1/33(1)	850,000	860,938
Lindblad Expeditions LLC, 7.00%, 9/15/30(1)	750,000	782,741
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	550,000	525,890
Marriott Ownership Resorts, Inc., 6.50%, 10/1/33(1)	1,475,000	1,419,157
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	600,000	594,424
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	1,400,000	1,473,791
Melco Resorts Finance Ltd., 6.50%, 9/24/33(1)	1,400,000	1,404,846
Merlin Entertainments Group U.S. Holdings, Inc., 7.375%, 2/15/31(1)	550,000	490,386
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	500,000	500,306
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,225,000	1,220,627
MGM Resorts International, 5.50%, 4/15/27	389,000	392,646
MGM Resorts International, 6.50%, 4/15/32	2,025,000	2,087,573
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,175,000	1,156,597
Motion Bondco DAC, 6.625%, 11/15/27(1)	1,175,000	1,141,691
Motion Finco SARL, 8.375%, 2/15/32(1)	1,400,000	1,258,455
NCL Corp. Ltd., 7.75%, 2/15/29(1)	2,175,000	2,316,651
NCL Corp. Ltd., 6.75%, 2/1/32(1)	1,625,000	1,664,873
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,825,000	1,882,790
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	3,175,000	2,955,854
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	1,735,000	1,316,431
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,825,000	1,211,344
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	3,450,000	3,477,139
Royal Caribbean Cruises Ltd., 5.625%, 9/30/31(1)	2,300,000	2,352,081
Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(1)	1,500,000	1,552,670
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	2,320,000	2,384,602
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	2,025,000	1,973,908
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.375%, 4/15/27	300,000	299,331
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	1,400,000	1,372,929
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 7/15/29	800,000	746,567
Station Casinos LLC, 4.50%, 2/15/28(1)	475,000	471,356
Station Casinos LLC, 4.625%, 12/1/31(1)	700,000	664,216
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,275,000	1,232,234
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,425,000	1,471,798
Travel & Leisure Co., 6.625%, 7/31/26(1)	1,025,000	1,035,407

Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	587,657
Travel & Leisure Co., 6.125%, 9/1/33(1)	1,100,000	1,117,369
Viking Cruises Ltd., 7.00%, 2/15/29(1)	1,500,000	1,514,055
Viking Cruises Ltd., 9.125%, 7/15/31(1)	1,700,000	1,821,371
Viking Cruises Ltd., 5.875%, 10/15/33(1)	250,000	253,988
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,381,864
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,600,691
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,375,000	1,381,141
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,200,000	1,200,541
Wynn Macau Ltd., 5.125%, 12/15/29(1)	2,550,000	2,527,979
Wynn Macau Ltd., 6.75%, 2/15/34(1)	2,550,000	2,585,112
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	2,503,000	2,519,418
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31(1)	700,000	757,892
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	1,325,000	1,355,602
Yum! Brands, Inc., 5.375%, 4/1/32	3,300,000	3,345,349
		127,893,901
Household Durables — 2.5%
Adams Homes, Inc., 9.25%, 10/15/28(1)	4,875,000	5,102,823
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	667,998
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,850,000	1,775,304
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	1,225,000	1,227,003
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	426,278
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,425,000	2,488,108
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	875,000	888,281
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	1,425,000	1,385,471
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	400,000	372,932
Century Communities, Inc., 3.875%, 8/15/29(1)	1,325,000	1,260,985
Century Communities, Inc., 6.625%, 9/15/33(1)	1,150,000	1,163,684
Dream Finders Homes, Inc., 8.25%, 8/15/28(1)	1,450,000	1,497,811
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	775,000	779,898
Empire Communities Corp., 9.75%, 5/1/29(1)	1,150,000	1,187,623
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,456,350
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(1)	475,000	485,152
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	700,000	711,942
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	17,160
KB Home, 7.25%, 7/15/30	800,000	827,416
KB Home, 4.00%, 6/15/31	1,775,000	1,682,570
LGI Homes, Inc., 8.75%, 12/15/28(1)	1,250,000	1,304,616
LGI Homes, Inc., 4.00%, 7/15/29(1)	700,000	638,548
LGI Homes, Inc., 7.00%, 11/15/32(1)	750,000	717,590
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,325,000	1,291,225
New Home Co., Inc., 9.25%, 10/1/29(1)	850,000	888,178
Newell Brands, Inc., 6.375%, 9/15/27	800,000	806,857
Newell Brands, Inc., 8.50%, 6/1/28(1)	425,000	446,185
Newell Brands, Inc., 6.625%, 9/15/29	900,000	897,974
Newell Brands, Inc., 6.375%, 5/15/30	750,000	733,404
Newell Brands, Inc., 6.625%, 5/15/32	575,000	558,630
Newell Brands, Inc., 7.375%, 4/1/36	2,175,000	2,045,382
Newell Brands, Inc., 7.50%, 4/1/46	625,000	522,328
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28	1,025,000	1,018,317
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 4/1/29	1,775,000	1,755,106
Somnigroup International, Inc., 4.00%, 4/15/29(1)	425,000	414,683
Somnigroup International, Inc., 3.875%, 10/15/31(1)	725,000	679,477
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,125,000	1,186,920
SWF Holdings I Corp., 6.50%, 10/1/29(1)	950,000	228,000

TopBuild Corp., 4.125%, 2/15/32(1)	950,000	903,144
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	705,865
Whirlpool Corp., 4.75%, 2/26/29	250,000	247,259
Whirlpool Corp., 6.125%, 6/15/30	875,000	874,619
Whirlpool Corp., 4.70%, 5/14/32	225,000	204,064
Whirlpool Corp., 5.50%, 3/1/33	375,000	347,672
Whirlpool Corp., 6.50%, 6/15/33	675,000	655,031
Whirlpool Corp., 5.15%, 3/1/43	1,300,000	1,063,810
Whirlpool Corp., 4.50%, 6/1/46	743,000	558,512
Whirlpool Corp., 4.60%, 5/15/50	300,000	220,787
		47,318,972
Household Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	200,000	191,962
Central Garden & Pet Co., 4.125%, 4/30/31(1)	900,000	852,431
		1,044,393
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp., VRN, 7.60%, 1/15/55	1,315,000	1,340,120
AES Corp., VRN, 6.95%, 7/15/55	500,000	495,799
Calpine Corp., 4.50%, 2/15/28(1)	50,000	50,057
Calpine Corp., 5.125%, 3/15/28(1)	2,825,000	2,829,495
Calpine Corp., 4.625%, 2/1/29(1)	575,000	575,070
Calpine Corp., 5.00%, 2/1/31(1)	3,275,000	3,340,035
Lightning Power LLC, 7.25%, 8/15/32(1)	2,425,000	2,579,996
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	280,000	279,893
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,129,000	1,101,148
TransAlta Corp., 5.875%, 2/1/34	1,275,000	1,284,550
		13,876,163
Insurance — 1.3%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	2,275,000	2,365,859
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,275,000	2,220,115
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	1,500,000	1,570,723
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29(1)	565,000	560,555
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30(1)	2,350,000	2,456,851
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32(1)	200,000	206,908
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/1/31(1)	300,000	309,581
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/1/32(1)	2,044,000	2,121,915
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	375,000	381,387
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	1,675,000	1,692,996
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	2,425,000	2,517,457
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/31(1)	1,950,000	2,021,813
Genworth Holdings, Inc., VRN, 6.12%, (3-month SOFR plus 2.26%), 11/15/66	250,000	209,933
HUB International Ltd., 5.625%, 12/1/29(1)	975,000	975,563
HUB International Ltd., 7.25%, 6/15/30(1)	1,000,000	1,050,480
MBIA Insurance Corp., 15.43%, 1/15/33(1)(2)(3)	125,000	1,562
Nassau Cos., of New York, 7.875%, 7/15/30(1)	1,400,000	1,337,563
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,675,000	1,736,771
Ryan Specialty LLC, 5.875%, 8/1/32(1)	1,425,000	1,456,931
		25,194,963
Interactive Media and Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,400,000	1,375,084
Snap, Inc., 6.875%, 3/1/33(1)	4,825,000	5,003,695
		6,378,779

IT Services — 0.3%

ASGN, Inc., 4.625%, 5/15/28(1)	2,358,000	2,324,387
CoreWeave, Inc., 9.25%, 6/1/30(1)	704,000	655,289
CoreWeave, Inc., 9.00%, 2/1/31(1)	2,200,000	2,019,094
Newfold Digital Holdings Group, Inc., 11.75%, 4/30/29(1)	471,250	329,875
		5,328,645
Leisure Products — 0.2%
Acushnet Co., 5.625%, 12/1/33(1)	750,000	760,302
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,375,000	1,716,584
Mattel, Inc., 5.45%, 11/1/41	525,000	494,149
		2,971,035
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	725,000	719,000
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	425,000	410,766
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	1,150,000	1,093,925
		2,223,691
Machinery — 0.6%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	225,000	224,832
Allison Transmission, Inc., 3.75%, 1/30/31(1)	1,200,000	1,130,769
Allison Transmission, Inc., 5.875%, 12/1/33(1)	1,125,000	1,141,945
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	1,275,000	1,338,724
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	2,034,000	2,133,109
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	1,075,000	1,156,001
Terex Corp., 5.00%, 5/15/29(1)	2,150,000	2,144,622
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,075,000	2,157,005
		11,427,007
Media — 8.3%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(1)	400,000	327,312
Altice Financing SA, 9.625%, 7/15/27(1)	1,400,000	1,079,512
Altice Financing SA, 5.00%, 1/15/28(1)	2,500,000	1,752,650
AMC Networks, Inc., 10.25%, 1/15/29(1)	600,000	629,575
AMC Networks, Inc., 4.25%, 2/15/29	534,000	475,016
AMC Networks, Inc., 10.50%, 7/15/32(1)	1,050,000	1,160,938
Block Communications, Inc., 4.875%, 3/1/28(1)	525,000	490,808
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,465,000	1,463,836
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	1,200,000	1,187,280
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	4,225,000	4,285,210
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,008,000	926,811
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	8,875,000	8,117,804
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	4,000,000	3,592,729
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	4,875,000	4,272,931
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	5,850,000	4,979,662
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45	150,000	141,207
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	3,930,000	3,935,789
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,275,000	1,267,167
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,700,000	1,797,577
Clear Channel Outdoor Holdings, Inc., 7.125%, 2/15/31(1)	425,000	446,543
CSC Holdings LLC, 5.50%, 4/15/27(1)	3,300,000	2,831,908
CSC Holdings LLC, 5.375%, 2/1/28(1)	1,450,000	1,053,499
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,200,000	699,936
CSC Holdings LLC, 11.25%, 5/15/28(1)	1,200,000	955,788
CSC Holdings LLC, 11.75%, 1/31/29(1)	3,025,000	2,249,307
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,775,000	1,841,270
CSC Holdings LLC, 5.75%, 1/15/30(1)	2,048,000	758,783
CSC Holdings LLC, 4.125%, 12/1/30(1)	1,100,000	675,497
CSC Holdings LLC, 4.625%, 12/1/30(1)	2,865,000	1,025,802

CSC Holdings LLC, 3.375%, 2/15/31(1)	1,000,000	606,393
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,175,000	1,331,840
CSC Holdings LLC, 5.00%, 11/15/31(1)	2,175,000	778,693
Directv Financing LLC, 8.875%, 2/1/30(1)	1,875,000	1,899,458
Directv Financing LLC, 8.875%, 2/1/30(1)	744,000	754,565
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	769,000	773,945
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	7,034,000	7,192,981
Discovery Communications LLC, 3.95%, 3/20/28	575,000	565,225
Discovery Communications LLC, 4.125%, 5/15/29	3,450,000	3,336,771
Discovery Communications LLC, 3.625%, 5/15/30	2,575,000	2,373,848
Discovery Communications LLC, 5.00%, 9/20/37	475,000	380,634
Discovery Communications LLC, 6.35%, 6/1/40	250,000	207,361
DISH DBS Corp., 7.75%, 7/1/26	1,570,000	1,551,879
DISH DBS Corp., 5.25%, 12/1/26(1)	2,950,000	2,862,982
DISH DBS Corp., 7.375%, 7/1/28	1,225,000	1,185,443
DISH DBS Corp., 5.75%, 12/1/28(1)	3,400,000	3,340,083
DISH DBS Corp., 5.125%, 6/1/29	2,150,000	1,910,036
DISH Network Corp., 11.75%, 11/15/27(1)	4,650,000	4,842,440
EchoStar Corp.,10.75%, 11/30/29	6,150,000	6,805,474
EchoStar Corp., 6.75% , 11/30/30	4,084,578	4,189,628
EW Scripps Co., 9.875%, 8/15/30(1)	650,000	649,654
Gray Media, Inc., 4.75%, 10/15/30(1)	1,577,000	1,224,514
Gray Media, Inc., 5.375%, 11/15/31(1)	3,217,000	2,415,179
Gray Media, Inc., 9.625%, 7/15/32(1)	700,000	726,966
Gray Media, Inc., 7.25%, 8/15/33(1)	850,000	869,065
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	1,825,000	1,679,283
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	2,748,813	2,649,636
iHeartCommunications, Inc., 10.875%, 5/1/30(1)	2,970,000	2,569,136
iHeartCommunications, Inc., 7.75%, 8/15/30(1)	1,839,000	1,610,771
iHeartCommunications, Inc., 7.00%, 1/15/31(1)	549,200	451,717
Lamar Media Corp., 4.00%, 2/15/30	775,000	751,572
Lamar Media Corp., 5.375%, 11/1/33(1)	775,000	770,890
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	200,000	140,000
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	550,000	343,360
Liberty Interactive LLC, 8.25%, 2/1/30	750,000	43,125
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,275,000	1,289,357
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	650,000	686,284
Midcontinent Communications, 8.00%, 8/15/32(1)	950,000	973,631
News Corp., 5.125%, 2/15/32(1)	1,100,000	1,084,706
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	3,825,000	3,847,875
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	1,733,000	1,694,974
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,875,000	1,835,077
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	475,411
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	275,000	250,031
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	750,000	593,325
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	1,150,000	1,201,888
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	825,000	820,304
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	1,525,000	1,533,960
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	1,775,000	1,737,416
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	1,150,000	1,160,076
Sirius XM Radio LLC, 4.125%, 7/1/30(1)	225,000	214,141
Sirius XM Radio LLC, 3.875%, 9/1/31(1)	2,875,000	2,649,567
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	3,350,000	3,193,555
TEGNA, Inc., 5.00%, 9/15/29	625,000	619,987
Univision Communications, Inc., 8.00%, 8/15/28(1)	825,000	855,063

Univision Communications, Inc., 4.50%, 5/1/29(1)	2,900,000	2,787,929
Univision Communications, Inc., 7.375%, 6/30/30(1)	825,000	841,497
Univision Communications, Inc., 8.50%, 7/31/31(1)	1,850,000	1,934,090
Univision Communications, Inc., 9.375%, 8/1/32(1)	2,350,000	2,527,491
Versant Media Group, Inc., 7.25%, 1/30/31(1)	500,000	516,127
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	2,250,000	1,985,866
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	900,000	883,634
VZ Secured Financing BV, 5.00%, 1/15/32(1)	750,000	679,300
VZ Secured Financing BV, 7.50%, 1/15/33(1)	1,200,000	1,216,869
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	357,552
		158,653,677
Metals and Mining — 2.5%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	278,000	272,765
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)	2,550,000	2,718,756
Algoma Steel, Inc., 9.125%, 4/15/29(1)	1,193,000	1,000,291
Alumina Pty. Ltd., 6.125%, 3/15/30(1)	225,000	233,247
Alumina Pty. Ltd., 6.375%, 9/15/32(1)	275,000	286,630
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	1,525,000	1,620,176
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	1,420,000	1,564,560
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,170,927
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,545,000	1,559,274
Capstone Copper Corp., 6.75%, 3/31/33(1)	400,000	415,442
Century Aluminum Co., 6.875%, 8/1/32(1)	850,000	876,823
Champion Iron Canada, Inc., 7.875%, 7/15/32(1)	625,000	666,069
Cleveland-Cliffs, Inc., 6.875%, 11/1/29(1)	1,625,000	1,684,128
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	1,350,000	1,390,002
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,000,000	963,319
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	600,000	633,396
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	1,440,000	1,477,801
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	1,450,000	1,509,309
Commercial Metals Co., 4.125%, 1/15/30	775,000	753,396
Commercial Metals Co., 4.375%, 3/15/32	775,000	748,569
Commercial Metals Co., 5.75%, 11/15/33(1)	800,000	818,490
Commercial Metals Co., 6.00%, 12/15/35(1)	775,000	794,945
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	825,000	863,966
Constellium SE, 6.375%, 8/15/32(1)	750,000	777,649
First Quantum Minerals Ltd., 8.00%, 3/1/33(1)	1,475,000	1,577,066
First Quantum Minerals Ltd., 7.25%, 2/15/34(1)	1,125,000	1,183,624
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	363,000	373,621
Fortescue Treasury Pty. Ltd., 4.375%, 4/1/31(1)	1,763,000	1,706,626
Fortescue Treasury Pty. Ltd., 6.125%, 4/15/32(1)	3,275,000	3,420,356
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	953,928
IAMGOLD Corp., 5.75%, 10/15/28(1)	675,000	673,673
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(1)	400,000	424,171
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	1,328,000	1,288,385
Kaiser Aluminum Corp., 5.875%, 3/1/34(1)	1,000,000	1,004,387
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	895,147
Mineral Resources Ltd., 9.25%, 10/1/28(1)	300,000	315,120
Mineral Resources Ltd., 8.50%, 5/1/30(1)	1,392,000	1,448,847
Mineral Resources Ltd., 7.00%, 4/1/31(1)	700,000	730,593
Novelis Corp., 4.75%, 1/30/30(1)	1,850,000	1,788,387
Novelis Corp., 6.875%, 1/30/30(1)	825,000	857,044
Novelis Corp., 3.875%, 8/15/31(1)	525,000	478,959
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	2,175,000	2,142,702
Taseko Mines Ltd., 8.25%, 5/1/30(1)	1,308,000	1,391,037

TMS International Corp., 6.25%, 4/15/29(1)	725,000	703,512
		48,157,115
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,075,000	2,061,674
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)	525,000	560,562
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	844,884
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	650,000	689,633
Rithm Capital Corp., 8.00%, 4/1/29(1)	2,075,000	2,131,909
Rithm Capital Corp., 8.00%, 7/15/30(1)	1,075,000	1,100,352
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	1,888,000	1,944,719
Starwood Property Trust, Inc., 6.50%, 7/1/30(1)	950,000	994,292
Starwood Property Trust, Inc., 6.50%, 10/15/30(1)	222,000	231,612
		10,559,637
Oil, Gas and Consumable Fuels — 9.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	1,300,000	1,362,642
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	750,496
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/1/32(1)	1,196,000	1,238,660
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 10/15/33(1)	1,150,000	1,157,554
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 7/1/34(1)	1,050,000	1,058,448
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,743,690
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	525,000	544,694
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 7/15/33(1)	800,000	828,539
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,375,000	1,440,214
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	400,000	424,749
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(1)	2,500,000	2,620,200
Buckeye Partners LP, 6.875%, 7/1/29(1)	1,550,000	1,618,172
Buckeye Partners LP, 6.75%, 2/1/30(1)	550,000	577,682
Buckeye Partners LP, 5.85%, 11/15/43	825,000	774,219
California Resources Corp., 8.25%, 6/15/29(1)	1,025,000	1,072,776
Chord Energy Corp., 6.00%, 10/1/30(1)	475,000	482,632
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	2,100,000	2,191,463
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,850,000	2,852,299
Civitas Resources, Inc., 8.375%, 7/1/28(1)	975,000	1,005,852
Civitas Resources, Inc., 8.625%, 11/1/30(1)	2,200,000	2,307,085
Civitas Resources, Inc., 8.75%, 7/1/31(1)	1,387,000	1,440,609
Civitas Resources, Inc., 9.625%, 6/15/33(1)	2,679,000	2,894,239
CNX Resources Corp., 6.00%, 1/15/29(1)	1,150,000	1,159,217
CNX Resources Corp., 7.375%, 1/15/31(1)	800,000	831,417
CNX Resources Corp., 7.25%, 3/1/32(1)	625,000	652,856
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,633,000	1,637,746
Comstock Resources, Inc., 6.75%, 3/1/29(1)	100,000	99,878
Comstock Resources, Inc., 5.875%, 1/15/30(1)	2,865,000	2,788,691
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	4,350,000	4,306,407
Crescent Energy Finance LLC., 7.75%, 7/31/29(1)	1,400,000	1,403,634
Crescent Energy Finance LLC., 9.75%, 10/15/30	775,000	816,028
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	1,000,000	970,197
Crescent Energy Finance LLC., 7.875%, 4/15/32(1)	1,570,000	1,547,963
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	875,000	830,910
Crescent Energy Finance LLC, 8.375%, 1/15/34(1)	940,000	934,313
CVR Energy, Inc., 8.50%, 1/15/29(1)	450,000	462,858
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,375,000	1,383,599
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	3,575,000	3,749,457
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	1,600,000	1,633,862
Energy Transfer LP, VRN, 7.125%, 10/1/54	1,025,000	1,052,452
Energy Transfer LP, VRN, 6.50%, 2/15/56	1,775,000	1,769,917

Energy Transfer LP, VRN, 6.75%, 2/15/56	1,200,000	1,205,230
Expand Energy Corp., 5.875%, 2/1/29(1)	1,100,000	1,100,126
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	602,845
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	1,125,000	1,188,957
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	2,050,000	2,138,427
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	2,300,000	2,389,302
Global Partners LP/GLP Finance Corp., 7.125%, 7/1/33(1)	1,050,000	1,073,255
Golar LNG Ltd., 7.50%, 10/2/30(1)	950,000	918,582
Gulfport Energy Operating Corp., 6.75%, 9/1/29(1)	625,000	646,207
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,925,000	1,954,938
Harvest Midstream I LP, 7.50%, 5/15/32(1)	1,575,000	1,642,960
Hess Midstream Operations LP, 5.875%, 3/1/28(1)	25,000	25,559
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,645,000	1,652,684
Hess Midstream Operations LP, 6.50%, 6/1/29(1)	825,000	855,100
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	848,000	861,819
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	600,000	605,626
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	900,000	878,053
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	1,650,000	1,574,944
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	897,638
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	1,700,000	1,743,197
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	750,000	713,233
ITT Holdings LLC, 6.50%, 8/1/29(1)	526,000	505,100
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29(1)	1,625,000	1,610,798
Long Ridge Energy LLC, 8.75%, 2/15/32(1)	675,000	719,061
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	1,925,000	1,987,857
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	2,825,000	2,931,036
Matador Resources Co., 6.875%, 4/15/28(1)	875,000	897,554
Matador Resources Co., 6.50%, 4/15/32(1)	1,625,000	1,649,074
Matador Resources Co., 6.25%, 4/15/33(1)	2,750,000	2,764,162
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	1,625,000	1,557,221
Murphy Oil Corp., 6.00%, 10/1/32	1,030,000	1,029,653
Murray Energy Corp., 12.00%, 4/15/24(1)(3)(5)	5,425,447	54
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	1,000,000	77,000
NFE Financing LLC, 12.00%, 11/15/29(1)(2)(3)	4,250,000	1,232,500
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	3,010,000	3,126,154
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	1,875,000	1,942,913
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,150,000	1,162,472
Northern Oil & Gas, Inc., 7.875%, 10/15/33(1)	2,050,000	1,997,283
Northriver Midstream Finance LP, 6.75%, 7/15/32(1)	1,575,000	1,606,135
NuStar Logistics LP, 6.375%, 10/1/30	1,850,000	1,948,333
ONEOK, Inc., 5.60%, 4/1/44	1,200,000	1,138,650
ONEOK, Inc., 5.05%, 4/1/45	300,000	263,427
ONEOK, Inc., 5.45%, 6/1/47	1,325,000	1,224,097
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	3,699,000	3,666,397
PBF Holding Co. LLC/PBF Finance Corp., 9.875%, 3/15/30(1)	550,000	566,149
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	1,225,000	1,180,702
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	1,000,000	1,016,505
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	1,556,000	1,570,239
Prairie Acquiror LP, 9.00%, 8/1/29(1)	1,275,000	1,331,008
Range Resources Corp., 8.25%, 1/15/29	845,000	862,273
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	698,932
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	645,000	637,036
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,400,000	1,448,219
SM Energy Co., 6.50%, 7/15/28	1,300,000	1,320,261
SM Energy Co., 6.75%, 8/1/29(1)	1,250,000	1,259,872

South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.50%, 3/1/55	850,000	909,053
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55	1,075,000	1,124,587
Sunoco LP, 7.00%, 5/1/29(1)	350,000	365,243
Sunoco LP, 4.50%, 10/1/29(1)	4,425,000	4,323,923
Sunoco LP, 4.625%, 5/1/30(1)	1,325,000	1,288,037
Sunoco LP, 5.625%, 3/15/31(1)	1,050,000	1,058,239
Sunoco LP, 6.25%, 7/1/33(1)	1,550,000	1,588,490
Sunoco LP, 5.875%, 3/15/34(1)	950,000	950,362
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	1,375,000	1,381,930
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	1,125,000	1,164,690
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	1,675,000	1,636,869
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, 2/15/29(1)	1,300,000	1,348,494
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	850,000	857,363
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,175,000	1,170,322
Talos Production, Inc., 9.00%, 2/1/29(1)	750,000	781,427
Talos Production, Inc., 9.375%, 2/1/31(1)	2,485,000	2,596,805
Targa Resources Corp., 4.95%, 4/15/52	600,000	513,189
Targa Resources Corp., 6.50%, 2/15/53	600,000	628,383
Targa Resources Corp., 6.125%, 5/15/55	800,000	797,910
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,350,000	1,354,913
TransMontaigne Partners LLC, 8.50%, 6/15/30(1)	875,000	884,070
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	1,600,000	1,620,976
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,000,000	910,668
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	2,374,000	2,405,915
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	3,625,000	3,759,495
Venture Global LNG, Inc., 7.00%, 1/15/30(1)	225,000	216,707
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	1,150,000	1,144,257
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	2,900,000	2,997,723
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	2,215,000	2,256,918
Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33(1)	900,000	972,950
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(1)	5,625,000	5,764,219
Venture Global Plaquemines LNG LLC, 6.50%, 6/15/34(1)	1,625,000	1,661,201
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35(1)	500,000	547,744
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	2,600,000	2,664,377
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,300,000	1,286,996
Vermilion Energy, Inc., 7.25%, 2/15/33(1)	350,000	330,020
Western Midstream Operating LP, 7.25%, 4/1/30(1)	1,200,000	1,281,596
Western Midstream Operating LP, 5.45%, 4/1/44	300,000	274,111
Western Midstream Operating LP, 5.30%, 3/1/48	270,000	233,002
Western Midstream Operating LP, 5.50%, 8/15/48	300,000	265,149
		188,333,448
Paper and Forest Products — 0.1%
Domtar Corp., 6.75%, 10/1/28(1)	1,138,000	957,796
Magnera Corp., 4.75%, 11/15/29(1)	471,000	436,035
Magnera Corp., 7.25%, 11/15/31(1)	275,000	270,244
Mercer International, Inc., 12.875%, 10/1/28(1)	375,000	291,176
Mercer International, Inc., 5.125%, 2/1/29	525,000	337,026
		2,292,277
Passenger Airlines — 0.9%
Allegiant Travel Co., 7.25%, 8/15/27(1)	598,000	606,776
American Airlines, Inc., 7.25%, 2/15/28(1)	1,750,000	1,789,901
American Airlines, Inc., 8.50%, 5/15/29(1)	2,475,000	2,590,130
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	504,167	505,145
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	4,725,000	4,814,510
CHC Group LLC, 11.75%, 9/1/30(1)	1,100,000	1,034,956

JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	4,621,000	4,659,522
Latam Airlines Group SA, 7.875%, 4/15/30(1)	1,075,000	1,131,997
		17,132,937
Personal Care Products — 0.2%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,950,000	3,052,222
Pharmaceuticals — 1.7%
1261229 BC Ltd., 10.00%, 4/15/32(1)	10,043,000	10,452,422
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)	825,000	872,487
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	2,485,000	2,462,420
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	2,488,000	2,264,080
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,350,000	1,182,404
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	208,000	186,316
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	1,067,000	1,106,068
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	500,000	403,125
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	1,075,000	866,047
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	1,225,000	863,129
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	300,000	304,842
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	550,000	360,739
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	400,000	423,276
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	2,475,000	2,422,047
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	3,475,000	2,880,549
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 5/15/34(1)	1,000,000	900,729
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.875%, 5/15/34(1)	600,000	489,109
P&L Development LLC/PLD Finance Corp., 9.00% Cash plus 3.50% PIK, 5/15/29(1)	784,163	800,646
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc., 8.75%, 4/17/32(1)	225,000	204,044
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	750,000	731,098
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	802,075
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	1,054,693
		32,032,345
Professional Services — 0.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	1,025,000	1,081,046
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	2,325,000	2,222,015
AMN Healthcare, Inc., 6.50%, 1/15/31(1)	550,000	550,488
Concentra Health Services, Inc., 6.875%, 7/15/32(1)	1,700,000	1,779,992
		5,633,541
Real Estate Management and Development — 1.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	3,968,600	3,967,881
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	2,093,000	2,034,354
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/30(1)	1,075,000	1,008,495
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	1,000,000	1,085,902
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)	650,000	647,613
Arbor Realty SR, Inc., 7.875%, 7/15/30(1)	1,250,000	1,196,005
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	800,000	804,755
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	600,000	642,395
Five Point Operating Co. LP, 8.00%, 10/1/30(1)	1,250,000	1,307,819
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,354,015
Howard Hughes Corp., 5.375%, 8/1/28(1)	2,800,000	2,812,603
Howard Hughes Corp., 4.125%, 2/1/29(1)	1,625,000	1,580,493
Kennedy-Wilson, Inc., 4.75%, 2/1/30	2,025,000	1,910,286
		20,352,616
Semiconductors and Semiconductor Equipment — 0.5%
Amkor Technology, Inc., 5.875%, 10/1/33(1)	825,000	843,050
ams-OSRAM AG, 12.25%, 3/30/29(1)	450,000	480,228
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	1,800,000	1,853,524
Kioxia Holdings Corp., 6.625%, 7/24/33(1)	875,000	910,679

ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,850,000	1,816,851
Qnity Electronics, Inc., 5.75%, 8/15/32(1)	1,225,000	1,254,028
Qnity Electronics, Inc., 6.25%, 8/15/33(1)	1,250,000	1,297,252
Synaptics, Inc., 4.00%, 6/15/29(1)	1,138,000	1,102,878
		9,558,490
Software — 2.1%
Castle U.S. Holding Corp., 10.00%, 6/30/31(1)	2,161,000	356,565
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)	246,000	214,117
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	940,000	797,915
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	7,700,000	7,805,859
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	6,575,000	6,852,468
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	375,000	392,096
Gen Digital, Inc., 6.75%, 9/30/27(1)	1,025,000	1,041,047
Gen Digital, Inc., 7.125%, 9/30/30(1)	1,975,000	2,043,463
Gen Digital, Inc., 6.25%, 4/1/33(1)	350,000	362,404
Open Text Corp., 3.875%, 2/15/28(1)	1,225,000	1,202,929
Open Text Corp., 3.875%, 12/1/29(1)	1,000,000	950,405
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,800,000	1,721,676
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	2,180,000	2,036,596
Rocket Software, Inc., 9.00%, 11/28/28(1)	1,750,000	1,805,942
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	516,945
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,945,000	3,951,166
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	4,150,000	4,321,121
Synopsys, Inc., 5.70%, 4/1/55	650,000	645,485
UKG, Inc., 6.875%, 2/1/31(1)	2,425,000	2,494,823
		39,513,022
Specialized REITs — 0.8%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	2,350,000	2,363,723
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,050,000	1,050,893
Iron Mountain, Inc., 5.25%, 7/15/30(1)	4,650,000	4,597,384
Iron Mountain, Inc., 4.50%, 2/15/31(1)	2,650,000	2,528,014
Iron Mountain, Inc., 6.25%, 1/15/33(1)	1,850,000	1,866,681
Millrose Properties, Inc., 6.375%, 8/1/30(1)	2,350,000	2,406,092
Millrose Properties, Inc., 6.25%, 9/15/32(1)	1,025,000	1,035,002
		15,847,789
Specialty Retail — 2.4%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	800,000	807,336
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	1,674,000	1,681,834
Asbury Automotive Group, Inc., 4.50%, 3/1/28	645,000	645,460
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	811,649
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	350,000	340,336
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,625,000	1,663,004
Bath & Body Works, Inc., 6.75%, 7/1/36	1,950,000	1,937,905
Carvana Co., 9.00%, 6/1/30(1)	871,500	914,548
Carvana Co., 9.00%, 6/1/31(1)	2,080,526	2,349,140
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	4,215,000	4,053,686
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 1/15/31(1)	1,625,000	1,674,851
Gap, Inc., 3.625%, 10/1/29(1)	1,125,000	1,068,095
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	1,675,000	1,650,838
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 8/15/29(1)	1,000,000	1,051,404
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	1,266,000	1,216,612
LBM Acquisition LLC, 6.25%, 1/15/29(1)	2,975,000	2,680,253
Lithia Motors, Inc., 4.625%, 12/15/27(1)	1,525,000	1,528,772
Lithia Motors, Inc., 3.875%, 6/1/29(1)	2,725,000	2,636,783
Lithia Motors, Inc., 5.50%, 10/1/30(1)	400,000	403,023

Michaels Cos., Inc., 5.25%, 5/1/28(1)	1,650,000	1,588,146
Michaels Cos., Inc., 7.875%, 5/1/29(1)	319,000	294,901
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,025,000	1,022,634
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	425,000	399,302
Park River Holdings, Inc., 8.75%, 12/31/30(1)	965,811	954,946
Park River Holdings, Inc., 8.00%, 3/15/31(1)	550,000	569,448
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	1,075,000	1,095,306
PetSmart LLC/PetSmart Finance Corp., 10.00%, 9/15/33(1)	2,400,000	2,474,609
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	920,000	903,751
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	475,000	460,808
Staples, Inc., 10.75%, 9/1/29(1)	2,500,000	2,488,602
Staples, Inc., 12.75%, 1/15/30(1)	2,681,296	2,253,061
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	875,000	842,067
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	975,000	952,359
		45,415,469
Technology Hardware, Storage and Peripherals — 0.5%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	750,000	799,999
NCR Voyix Corp., 5.00%, 10/1/28(1)	1,350,000	1,346,076
NCR Voyix Corp., 5.125%, 4/15/29(1)	754,000	750,978
Seagate Data Storage Technology Pte. Ltd., 4.09%, 6/1/29(1)	450,000	441,415
Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/30(1)	1,400,000	1,444,962
Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/31(1)	1,760,000	1,680,756
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	2,145,000	2,436,358
Xerox Holdings Corp., 5.50%, 8/15/28(1)	725,000	337,059
Xerox Holdings Corp., 8.875%, 11/30/29(1)	200,000	81,499
Xerox Issuer Corp., 13.50%, 4/15/31(1)	550,000	450,656
		9,769,758
Textiles, Apparel and Luxury Goods — 0.4%
Beach Acquisition Bidco LLC, 10.00% Cash or 10.75% PIK, 7/15/33(1)	3,050,000	3,369,131
Crocs, Inc., 4.25%, 3/15/29(1)	925,000	896,455
Crocs, Inc., 4.125%, 8/15/31(1)	1,325,000	1,230,624
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 1/2/26(1)	368,765	368,765
S&S Holdings LLC, 8.375%, 10/1/31(1)	975,000	935,119
VF Corp., 6.00%, 10/15/33	750,000	740,182
		7,540,276
Trading Companies and Distributors — 0.8%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)	975,000	881,457
FTAI Aviation Investors LLC, 5.50%, 5/1/28(1)	3,275,000	3,284,972
FTAI Aviation Investors LLC, 7.875%, 12/1/30(1)	350,000	373,504
FTAI Aviation Investors LLC, 7.00%, 5/1/31(1)	2,200,000	2,318,400
FTAI Aviation Investors LLC, 7.00%, 6/15/32(1)	2,925,000	3,077,167
FTAI Aviation Investors LLC, 5.875%, 4/15/33(1)	1,900,000	1,932,532
Herc Holdings, Inc., 6.625%, 6/15/29(1)	575,000	599,028
Herc Holdings, Inc., 5.75%, 3/15/31(1)	625,000	634,652
Herc Holdings, Inc., 6.00%, 3/15/34(1)	775,000	785,809
QXO Building Products, Inc., 6.75%, 4/30/32(1)	1,125,000	1,175,871
		15,063,392
Transportation Infrastructure — 0.1%
Beacon Mobility Corp., 7.25%, 8/1/30(1)	675,000	706,375
Seaspan Corp., 5.50%, 8/1/29(1)	1,175,000	1,116,887
Star Leasing Co. LLC, 7.625%, 2/15/30(1)	775,000	721,652
		2,544,914

Wireless Telecommunication Services — 0.7%
Altice France Lux 3/Altice Holdings 1, 10.00%, 1/15/33(1)	1,445,000	1,327,057
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)	1,200,000	1,237,903
Digicel Group Holdings Ltd., Series 1B14, 0.00%, 12/31/30(1)(4)	682,295	51,172
Digicel Group Holdings Ltd., Series 3B14, 0.00%, 12/31/30(1)(4)	174,996	5,250
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)	1,800,000	1,868,890
Rogers Communications, Inc., VRN, 7.00%, 4/15/55	325,000	340,245
Rogers Communications, Inc., VRN, 7.125%, 4/15/55	650,000	684,803
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	3,300,000	3,049,195
Vmed O2 U.K. Financing I PLC, 7.75%, 4/15/32(1)	800,000	834,680
Vmed O2 U.K. Financing I PLC, 6.75%, 1/15/33(1)	1,400,000	1,389,199
Vodafone Group PLC, VRN, 7.00%, 4/4/79	1,575,000	1,669,583
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,439,000	1,530,696
		13,988,673
TOTAL CORPORATE BONDS (Cost $1,788,669,937)		1,799,239,324
BANK LOAN OBLIGATIONS(6) — 1.5%
Building Products — 0.0%
CP Atlas Buyer, Inc., 2025 Term Loan, 8.97%, (1-month SOFR plus 5.25%), 7/8/30	748,125	725,681
Chemicals — 0.0%
Polar U.S. Borrower LLC, 2024 Term Loan B1B, 9.16% Cash plus 0.75% PIK, 10/16/28	1,128,364	88,859
Construction Materials — 0.1%
Quikrete Holdings, Inc., 2025 Term Loan B, 5.97%, (1-month SOFR plus 2.25%), 2/10/32	1,488,750	1,495,025
Diversified Telecommunication Services — 0.0%
Windstream Services LLC, 2024 Term Loan B, 8.57%, (1-month SOFR plus 4.75%), 10/1/31	475,000	477,969
Entertainment — 0.0%
Allen Media LLC, 2021 Term Loan B, 9.32%, (3-month SOFR plus 5.50%), 2/10/27	817,238	578,282
Food Products — 0.2%
Northeast Grocery, Inc., Term Loan B, 11.38%, (3-month SOFR plus 7.50%), 12/13/28	2,801,702	2,821,552
Ground Transportation — 0.0%
Vortex Opco LLC, First Out Term Loan, 9.92%, (3-month SOFR plus 6.25%), 4/30/30(2)(3)	280,800	285,012
Health Care Providers and Services — 0.0%
MPH Acquisition Holdings LLC, 2025 Exchange 1st Out Term Loan, 7.59%, (3-month SOFR plus 3.75%), 12/31/30	337,445	338,795
Independent Power and Renewable Electricity Producers — 0.1%
Lightning Power LLC, Term Loan B, 5.97%, (1-month SOFR plus 2.25%), 8/18/31	1,110,938	1,118,064
IT Services — 0.6%
Amentum Government Services Holdings LLC, 2024 Term Loan B, 5.72%, (1-month SOFR plus 2.00%), 9/29/31	1,534,238	1,540,467
Vericast Corp., 2024 Extended Term Loan, 11.62%, (6-month SOFR plus 7.75%), 6/15/30	960,853	935,333
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29	8,850,000	8,835,752
		11,311,552
Media — 0.1%
iHeartCommunications, Inc., 2024 Term Loan, 9.61%, (1-month SOFR plus 5.78%), 5/1/29	2,837,182	2,605,143
Univision Communications, Inc., 2022 First Lien Term Loan B, 7.92%, (3-month SOFR plus 4.25%), 6/24/29	72,375	72,592
		2,677,735
Paper and Forest Products — 0.1%
Glatfelter Corp., Term Loan B, 8.07%, (3-month SOFR plus 4.25%), 11/4/31	1,394,161	1,387,776
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan B, 6.92%, (3-month SOFR plus 3.25%), 2/14/31	2,110,036	2,122,232
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2025 Term Loan B, 9.97%, (1-month SOFR plus 6.25%), 10/8/30	796,000	779,487
Paradigm Parent LLC, 1st Lien Term Loan, 8.17%, (3-month SOFR plus 4.50%), 4/16/32	1,995,000	1,762,153
		2,541,640
Textiles, Apparel and Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, USD Term Loan B, 6.92%, (3-month SOFR plus 3.25%), 9/12/32	975,000	984,145
TOTAL BANK LOAN OBLIGATIONS (Cost $29,849,508)		28,954,319

PREFERRED SECURITIES — 0.9%
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 7.56%	1,025,000	1,030,266
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,700,000	1,689,634
Electric Utilities — 0.1%
Electricite de France SA, 9.125%(1)	400,000	466,755
NRG Energy, Inc., 10.25%(1)	2,025,000	2,213,064
		2,679,819
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp., 7.00%(1)	3,435,000	3,507,835
Vistra Corp., 8.00%(1)	3,034,000	3,122,023
		6,629,858
Oil, Gas and Consumable Fuels — 0.2%
Plains All American Pipeline LP, 8.22%	1,125,000	1,129,058
Sunoco LP, 7.875%(1)	3,150,000	3,238,326
		4,367,384
Software — 0.0%
Strategy, Inc., 10.00%	6,399	483,700
TOTAL PREFERRED SECURITIES (Cost $15,813,009)		16,880,661
COMMON STOCKS — 0.5%
Building Products — 0.0%
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(3)(7)	1,684	20,629
Capital Markets — 0.1%
Ardagh Holdings SA(3)	159,177	1,358,896
Chemicals — 0.0%
Cornerstone Chemical Co. (Acquired 1/11/24, Cost $54,814)(3)(7)	15,661	157
Consumer Finance — 0.0%
Curo Group Holdings LLC(3)	14,289	121,457
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp. (Acquired 9/4/24, Cost $77,100)(3)(7)	1,028	10
Diversified Telecommunication Services — 0.0%
SES SA(3)	32,375	515,977
Electrical Equipment — 0.1%
Luxco Co. Ltd.(3)	129,093	2,258,660
Gas Utilities — 0.0%
Ferrellgas Partners LP, Class B(3)	364	61,880
Health Care Equipment and Supplies — 0.0%
Par Health, Inc. (Acquired 11/10/25, Cost $160,219)(3)(7)	23,048	224,718
Health Care Providers and Services — 0.0%
Air Methods Corp. (Acquired 2/20/24, Cost $26,325)(3)(7)	1,080	75,600
IT Services — 0.2%
Carnelian Point Holdings LP (Acquired 2/3/15 - 4/27/21, Cost $5,024,155)(3)(7)	2,222	16,687
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $3,259,445)(3)(7)	235,339	1,767,396
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $2,079,979)(3)(7)	150,179	1,127,844
		2,911,927
Machinery — 0.0%
UC Holdings, Inc. (Acquired 9/21/15 - 4/1/23, Cost $115,380)(3)(7)	11,932	119
Media — 0.0%
Audacy, Inc. (Acquired 10/1/24, Cost $15,056) (3)(7)	941	11,057
TPC Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(7)	7,517	214,234
		225,291
Passenger Airlines — 0.0%
Spirit Aviation Holdings, Inc.(3)	27,834	6,986

Pharmaceuticals — 0.1%
Keenova Therapeutics (Acquired 12/1/23, Cost $297,805)(3)(7)		8,683	773,872
Keenova Therapeutics(3)		14,365	1,280,281
			2,054,153
TOTAL COMMON STOCKS (Cost $19,162,579)			9,836,460
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks — 0.1%
Barclays PLC, 9.625% (Cost $1,000,000)		1,000,000	1,137,011
CONVERTIBLE BONDS — 0.0%
Diversified Telecommunication Services — 0.0%
Uniti Group, Inc., 7.50%, 12/1/27		475,000	525,682
Media — 0.0%
Liberty Interactive LLC, 3.75%, 2/15/30		100,000	7,000
TOTAL CONVERTIBLE BONDS (Cost $583,993)			532,682
ESCROW INTERESTS(8) — 0.0%
Banks — 0.0%
Washington Mutual, Inc.(3)		250,000	4,125
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp.(3)		205,706	21
Rite Aid Corp.(3)		70,050	38
Rite Aid Corp.(3)		1,131,000	113
			172
Electric Utilities — 0.0%
GenOn Energy, Inc.(3)		450,000	—
RRI Energy, Inc.(3)		75,000	—
			—
Ground Transportation — 0.0%
Hertz Corp.(3)		1,075,000	217,687

Media — 0.0%
Altice Luxembourg SA(3)	EUR	6,042	968
Oil, Gas and Consumable Fuels — 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.(3)		950,000	5,700
Sanchez Energy Corp.(3)		3,990,000	20,150
Sanchez Energy Corp.(3)		2,225,000	11,236
			37,086
Paper and Forest Products — 0.0%
Appvion(3)		200,000	—
Pharmaceuticals — 0.0%
Endo GUC Trust(3)		421,757	4,218
TOTAL ESCROW INTERESTS (Cost $5,442,732)			264,256
WARRANTS — 0.0%
Consumer Finance — 0.0%
Curo Group Holdings LLC(3)		24,966	34,840
Health Care Providers and Services — 0.0%
Air Methods Corp.(3)		6,000	42,237
Air Methods Corp.(3)		2,842	9,052
			51,289
Media — 0.0%
Audacy Capital Corp.(3)		190	1
Audacy Capital Corp.(3)		1,140	5
			6
TOTAL WARRANTS (Cost $—)			86,135

SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $21,431,893)	21,431,893	21,431,893
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $1,881,953,651)		1,878,362,741
OTHER ASSETS AND LIABILITIES — 1.5%		29,033,030
TOTAL NET ASSETS — 100.0%		$1,907,395,771

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,537,044,799, which represented 80.6% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity..
(5)Maturity is in default.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,232,323, which represented 0.2% of total net assets.
(8)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,799,239,324	—
Bank Loan Obligations	—	28,954,319	—
Preferred Securities	$483,700	16,396,961	—
Common Stocks	6,986	9,829,474	—
Convertible Preferred Securities	—	1,137,011	—
Convertible Bonds	—	532,682	—
Escrow Interests	—	264,256	—
Warrants	—	86,135	—
Short-Term Investments	21,431,893	—	—
	$21,922,579	$1,856,440,162	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.